Commitments and contingencies - Summary of pending litigations (Details) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Pending litigations [Line Items]
Number of claim	753
Claim amount	₩ 731,573
Return of unjust earning
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 33,096
Loss claim
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 64,748
Loss claim
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 36,436
Sinmunro, Jongnogu Agency work PFV fraudulent trusts Cancellation lawsuit (Geosam Co., Ltd.)
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 43,630
Others
Pending litigations [Line Items]
Number of claim	749
Claim amount	₩ 553,663